Significant events after the balance sheet date	12 Months Ended
Dec. 31, 2017
Significant events after the balance sheet date
Significant events after the balance sheet date

Note 27— Significant events after the balance sheet date

        There have been no significant events between December 31, 2017 and the date of approval of these financial statements that would require a change to or additional disclosure in the consolidated financial statements.